Condensed consolidated cash flow statement of Aegon Ltd. - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement [LineItems]
Result before tax from continuing operations	€ 601	€ 570
Result before tax from discontinued operations	69	107
Result before tax from continuing and discontinued operations	670	677
Results from financial transactions	(17,203)	(7,119)
Amortization and depreciation	(58)	(73)
Impairment losses	(16)	8
Results from (re)insurance contracts and investment contracts with discretionary participation features	11,275	6,617
Income from joint ventures	(155)	(118)
Income from associates	(211)	(60)
Release of cash flow hedging reserve	(42)	(73)
Other	94	184
Adjustments of non-cash items	(6,315)	(635)
Investment contracts without discretionary participation features	9,088	5,946
Accrued expenses and other liabilities	258	4,078
Accrued income and prepayments	(20)	(4,177)
Changes in accruals	9,327	5,846
Insurance contracts	(6,015)	(5,707)
Investment contracts with discretionary participation features	(1,412)	(1,194)
Reinsurance contracts held	785	795
Purchase of investments (other than money market investments)	(28,733)	(28,687)
Purchase of derivatives	(27)	75
Disposal of investments (other than money market investments)	32,023	29,837
Disposal of derivatives	203	(517)
Net change in cash collateral	(143)	444
Net purchase of money market investments	821	(1,170)
Cash flow movements on operating items not reflected in income	(2,498)	(6,125)
Tax (paid)/ received	(19)	66
Other	2	(6)
Net cash flows from operating activities	1,166	(176)
Purchase of intangible assets (other than future servicing rights)	(7)	(5)
Purchase of equipment and real estate for own use	(20)	(26)
Acquisition of subsidiaries, net of cash	0	(12)
Acquisition/capital contributions joint ventures and associates	(4)	(1)
Disposal of intangible asset	0	2
Disposal joint ventures and associates	46	56
Dividend received from joint ventures and associates	201	245
Net cash flows from investing activities	217	259
Purchase of treasury shares	(226)	(150)
Proceeds from TRUPS, Subordinated borrowings and borrowings	981	0
Repayment of TRUPS 1, subordinated loans and borrowings	(781)	(10)
Repayment of perpetuals securities	(305)	0
Coupons on perpetual securities	(37)	(34)
Payment of lease liabilities	(13)	(17)
Change in ownership non-controlling interests	(9)	0
Net cash flows from financing activities	(391)	(211)
Net increase / (decrease) in cash and cash equivalents	992	(129)
Net cash and cash equivalents at the beginning of the year	2,733	3,469
Effects of changes in exchange rate	40	(140)
Net cash and cash equivalents at the end of the year	3,765	3,200
Cash classified as Assets held for sale	250	0
Cash and cash equivalents in balance sheet	€ 3,515	€ 3,200